Deferred Charges	6 Months Ended
Jun. 30, 2017
Deferred Charges [Abstract]
Deferred Charges

4.Deferred Charges

Deferred charges consisting of dry-docking and special survey costs, net of accumulated amortization, amounted to $23,160 and $19,506, at June 30, 2017 and December 31, 2016, respectively. Amortization of deferred dry-docking costs was $3,300 during the first six months of 2017 and $2,931 during the first six months of 2016 and is included in depreciation and amortization of deferred dry-docking costs in the accompanying Consolidated Statements of Comprehensive Income.